Warrant Liability (Details) - Schedule of Warrant Liability - CAD ($)	Sep. 30, 2024	Sep. 29, 2024	Dec. 20, 2023
Schedule of Warrant Liability [Line Items]
Number of warrant	17,465,750
Warrant liability	$ 629,506	$ 629,506	$ 1,746,575
Public and Private Warrants [Member]
Schedule of Warrant Liability [Line Items]
Number of warrant	16,049,080
Warrant liability	$ 578,446
Vesting Sponsor Warrants [Member]
Schedule of Warrant Liability [Line Items]
Number of warrant	1,416,670
Warrant liability	$ 51,060